Sales and Marketing Expenses	6 Months Ended
Jun. 30, 2025
Sales and Marketing Expenses [Abstract]
Sales and marketing expenses
4.	Sales and marketing expenses

During the three months ended June 30, 2025, the Group incurred €1.0 million (2024: €1.8 million) of sales and marketing expenses in the United States. These expenses are mainly composed of €0.5 million (2024: €0.4 million) in marketing expenses for GOHIBIC (vilobelimab) and of €0.4 million (2024: €0.3 million) in personnel costs.

During the six months ended June 30, 2025, the Group incurred €2.5 million (2024: €3.3 million) of sales and marketing expenses in the United States. These expenses are mainly composed of €1.0 million (2024: €0.7 million) in personnel costs and €0.2 million (2024: €1.6 million) in external services for distribution and €0.6 million (2024: 0.5 million) in marketing expenses for GOHIBIC (vilobelimab).